                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                               --------------------

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------

Form 13F File Number:      28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


 /s/    Edward M. Giles        New York, NY         11/07/07
      -------------------    ----------------     -----------
         [Signature]          [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)











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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      1
                                            -------------

Form 13F Information Table Entry Total:                39
                                            -------------

Form 13F Information Table Value Total:            339913
                                            -------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE



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                                 GME CAPITAL LLC
                                    FORM 13F
                                 AS OF 9/30/2007




                                                                                                 Voting Authority
                                                                                                ------------------
                              Title                      Value     Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer               of class     CUSIP         (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers   Sole      Shared None
3D SYSTEMS CORP              COM          88554D205        9294    393460   SH          Defined             393460
ACCELR8 TECHNOLOGY CORP      COM          004304200         107     50900   SH          Defined              50900
AMERICAN VANGUARD CORP       COM          030371108        7820    400615   SH          Defined             400615
AMERIGAS PARTNERS - LP       COM          030975106         357     10000   SH          Defined              10000
ANADARKO PETROLEUM CORP.     COM          032511107         495      9200   SH          Defined               9200
ANALOG DEVICES               COM          032654105         775     21423   SH          Defined              21423
BREEZE-EASTERN CORP          COM          106764103         605     50700   SH          Defined              50700
CAMECO CORP                  COM          13321L108        2187     47300   SH          Defined              47300
CELGENE CORP                 COM          151020104      122453   1717187   SH          Defined            1717187
CLEVELAND-CLIFFS INC         COM          185896107       13002    147800   SH          Defined             147800
ELAN CORP PLC ADR            COM          284131208       16035    762100   SH          Defined             762100
ENERGY FOCUS, INC            COM          29268T102         870    116150   SH          Defined             116150
ENZON INC.                   COM          293904108         881    100000   SH          Defined             100000
EVERGREEN ENERGY INC         COM          30024B104        1173    230000   SH          Defined             230000
HCP, INC                     COM          40414L109         212      6400   SH          Defined               6400
HEALTH GRADES INC            COM          42218Q102         295     50000   SH          Defined              50000
HUDSON CITY BANCORP INC      COM          443683107        4703    305787   SH          Defined             305787
KOPIN CORP.                  COM          500600101         147     38560   SH          Defined              38560
METABOLIX                    COM          591018809       20492    844722   SH          Defined             844722
MRV COMMUNICATIONS INC.      COM          553477100        1146    462200   SH          Defined             462200
NEWFIELD EXPLORATION CO      COM          651290108        5404    112200   SH          Defined             112200
NEWMONT MINING CORPORATION   COM          651639106        2901     64850   SH          Defined              64850
NOBLE CORP                   COM          G65422100        6789    138400   SH          Defined             138400
NOVA CHEMICALS CORP          COM          66977W109        3242     84000   SH          Defined              84000
NOVAGOLD RESOURCES INC       COM          66987E206        2807    170000   SH          Defined             170000
PEABODY ENERGY               COM          704549104        1455     30400   SH          Defined              30400
PETROHAWK ENERGY CORP        COM          716495106        7281    443400   SH          Defined             443400
QUESTAR CORP                 COM          748356102        4591     87400   SH          Defined              87400
RAYONIER INC                 COM          754907103       10648    221644   SH          Defined             221644
SHIRE PLC ADR                COM          82481R106        9033    122100   SH          Defined             122100
SOUTHWESTERN ENERGY CO.      COM          845467109       21883    522900   SH          Defined             522900
STERICYCLE, INC.             COM          858912108        4853     84900   SH          Defined              84900
STREETTRACKS GOLD TRUST      COM          863307104        5881     80000   SH          Defined              80000
THERMO FISHER SCIENTIFIC INC COM          883556102       11128    192800   SH          Defined             192800
THORATEC CORPORATION         COM          885175307         207     10000   SH          Defined              10000
UNIVERSAL HEALTH RLTY IN     COM          91359E105         785     22083   SH          Defined              22083
VENTANA MEDICAL SYSTEMS      COM          92276H106       23805    277086   SH          Defined             258814
WILLBROS GROUP INC           COM          969199108        8731    256800   SH          Defined             256800
WYETH                        COM          983024100        5440    122100   SH          Defined             122100
REPORT SUMMARY                         39 DATA RECORDS   339913                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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